Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MALVERN FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Emerging Markets Bond FundSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Emerging Markets Bond Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Bond FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.480.33%12b-1 Distribution FeeNoneNoneOther Expenses0.020.02%Total Annual Fund Operating Expenses0.500.35%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$51$160$280$628Admiral Shares$36$113$197$443© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1431A 022025Vanguard Short-Term Inflation-Protected Securities Index FundSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1867A 022025Vanguard Short-Term Inflation-Protected Securities ETFSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 3365A 022025
ETF | Vanguard Emerging Markets Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Emerging Markets Bond FundSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Emerging Markets Bond Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Bond FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.480.33%12b-1 Distribution FeeNoneNoneOther Expenses0.020.02%Total Annual Fund Operating Expenses0.500.35%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$51$160$280$628Admiral Shares$36$113$197$443© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1431A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Bond FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ETF | Vanguard Emerging Markets Bond Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628
ETF | Vanguard Emerging Markets Bond Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[1]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
ETF | Vanguard Short-Term Inflation-Protected Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Inflation-Protected Securities ETFSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 3365A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Short-Term Inflation-Protected Securities Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard Short-Term Inflation-Protected Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Inflation-Protected Securities Index FundSupplement to the Prospectus and Summary ProspectusAs approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1867A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Short-Term Inflation-Protected Securities Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[3]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The expense information shown in the table has been restated to reflect current fees.